Annual Total Returns- Invesco Treasury Portfolio (Cash Management) [BarChart] - Cash Management - Invesco Treasury Portfolio - Cash Management Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.02%	0.01%	0.02%	0.15%	0.68%	1.66%	1.99%	0.31%